Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 31,845	$ 76,878	$ 223,034
Accounts Receivable	300,488	721,932	494,714
Inventory	3,594,404	2,756,350	3,641,895
Other Current Assets	1,987,829	1,717,650	1,089,734
Total Current Assets	5,914,566	5,272,810	5,449,377
Long Term Assets
Property and Equipment, net of Accumulated Depreciation	5,940,893	6,428,112	7,683,163
Operating Lease Right-of-Use Assets, net	3,446,225	3,658,493	3,841,480
Investment in Flavored Bourbon LLC	14,285,222	10,864,000	10,864,000
Intangible Assets	818,016
Goodwill	636,997
Other Long Term Assets	44,817	44,817	121,087
Total Long Term Assets	25,172,170	20,995,422	22,509,730
Total Assets	31,086,736	26,268,232	27,959,107
Current Liabilities
Accounts Payable	5,795,687	5,228,786	3,153,423
Accrued Payroll	1,672,147	1,321,298	989,850
Accrued Tax Liability	1,623,407	1,468,994	1,287,728
Other Current Liabilities	2,143,301	1,827,013	997,363
Operating Lease Liabilities, Current	1,199,185	1,294,706	1,453,456
Notes Payable, Current	14,415,942	14,270,956	13,883,471
Convertible Notes	18,482,353	36,283,891
Accrued Interest, Current	1,165,066	1,152,998	88,065
Total Current Liabilities	46,497,088	62,848,642	21,853,356
Long Term Liabilities
Operating Lease Liabilities, net of Current Portion	2,902,893	3,081,924	3,285,726
Convertible Notes Payable (2022 and 2023 Convertible Notes) (including a related party convertible note of $0 and $3,476,057 as of December 31, 2023 and 2022, respectively)			8,041,000
Notes Payable, net of Current Portion	389,875
Convertible Notes (Whiskey Notes)	14,283,752	1,452,562
Warrant Liabilities (2022 and 2023 Convertible Notes)	856,614	794,868	433,000
Warrant Liabilities (Whiskey Notes)	18,658	1,512,692
Accrued Interest, net of Current Portion			977,316
Other Long Term Liabilities	127,076
Total Long Term Liabilities	18,578,868	6,842,046	12,737,042
Total Liabilities	65,075,956	69,690,688	34,590,398
Commitments and Contingencies
Stockholders’ Deficit
Preferred Stock, par value $0.0001 per share; 5,000,000 shares authorized; 494,840 and 0 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	49
Common Stock	72	67	67
Additional Paid-In-Capital	35,428,726	31,421,953	31,414,699
Accumulated Deficit	(69,418,067)	(74,844,476)	(38,046,057)
Total Stockholders’ Deficit	(33,989,220)	(43,422,456)	(6,631,291)
Total Liabilities & Stockholders’ Deficit	$ 31,086,736	$ 26,268,232	$ 27,959,107